Background information (Details) - Schedule of Operations in Brazil as well as the Activities of its Subsidiaries	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
JBS S.A. (JBS, Company) [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Beef processing: slaughtering, refrigerating, industrializing and production of canned beef by-products.
Subsidiaries operating units	67
Subsidiaries country	Brazil
JBS S.A. (JBS, Company) One [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Leather production, processing and commercialization.
JBS S.A. (JBS, Company) Two [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Production and commercialization of steel cans, plastic resin, soap base for production, soap bar, biodiesel, glycerin, olein, oily acid, collagen and wrapper derived from cattle tripe; industrial waste management; purchase and sale of soybeans, tallow, palm oil, caustic soda, stearin; transportation services; dog biscuits; electric power production, cogeneration and commercialization.
JBS S.A. (JBS, Company) Three [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Distribution centers and harbors.
Subsidiaries operating units	14
Seara Alimentos Ltda. (Seara Alimentos) [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Chicken and pork processing: raising, slaughtering and processing of broiler chickens and hogs; production and commercialization of beef and food products; and production of pet food and concentrates.
Subsidiaries operating units	47
Subsidiaries country	Brazil
Subsidiaries participation	Indirect
Subsidiaries rate	100.00%	100.00%	100.00%
Seara Alimentos Ltda. (Seara Alimentos) One [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Distribution centers, transportation services and harbors.
Subsidiaries operating units	24
Seara Alimentos Ltda. (Seara Alimentos) Two [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Direct sales to customers of beef and by-products in stores named “Mercado da Carne”.
Subsidiaries operating units	248
Meat Snacks Partners do Brasil Ltda (Meat Snacks) [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Beef Jerky production.
Subsidiaries operating units	2
Subsidiaries participation	Indirect
Subsidiaries rate	50.00%	50.00%	50.00%
JBS Confinamento Ltda. (JBS Confinamento) [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Cattle fattening services.
Subsidiaries operating units	10
Subsidiaries participation	Direct
Subsidiaries rate	100.00%	100.00%	100.00%
Brazservice Wet Leather S.A (Brazservice) [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Wet blue leather production, processing and commercialization.
Subsidiaries operating units	1
Subsidiaries participation	Direct
Subsidiaries rate	100.00%	100.00%	100.00%
JBS USA Holding Lux, S.à.r.l. (JBS USA) [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Beef processing: slaughtering, refrigerating, industrializing and, production of by-products; - Transportation services.
Subsidiaries operating units	56
Subsidiaries country	Australia, Canada, France, Mexico, New Zealand, Netherlands, United Kingdom and United States of America.
Subsidiaries participation	Indirect
Subsidiaries rate	100.00%	100.00%	100.00%
JBS USA Holding Lux, S.à.r.l. (JBS USA) One [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Pork processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.
Subsidiaries operating units	61
JBS USA Holding Lux, S.à.r.l. (JBS USA) Two [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Chicken processing: raising, slaughtering and processing of broiler chickens, production and commercialization of by-products derived and prepared meal from processing operations.
Subsidiaries operating units	157
JBS USA Holding Lux, S.à.r.l. (JBS USA) Three [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Fishing processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.
Subsidiaries operating units	2
JBS USA Holding Lux, S.à.r.l. (JBS USA) Four [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Plant based processing: industrializing and commercialization of by-products derived from processing operations.
Subsidiaries operating units	3
JBS Global (UK) Ltd. (JBS Global UK) [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Trading fresh and processed beef, pork, lamb, chicken and fish products for the European market.
Subsidiaries operating units	1
Subsidiaries country	United Kingdom
Subsidiaries participation	Indirect
Subsidiaries rate	100.00%	100.00%	100.00%
JBS Toledo NV (Toledo) [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Trading operations for the European market; cooked frozen meat commercialization; logistic operations; warehousing.
Subsidiaries operating units	1
Subsidiaries country	Belgium
Subsidiaries participation	Direct
Subsidiaries rate	100.00%	100.00%	100.00%
Rigamonti Salumificio SpA (Rigamonti) [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	‘- Production and commercialization of bresaola, Prosciutto di San Daniele D.O.P. (raw ham) and Prosciutto di Parma D.O.P.(raw ham) and pork products: ham, cooked ham, mortadella, among others.
Subsidiaries operating units	9
Subsidiaries country	Italy and United States of America.
Subsidiaries participation	Indirect
Subsidiaries rate	100.00%	100.00%	100.00%
Conceria Priante (Priante) [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Semi-finished and finished leather production.
Subsidiaries operating units	1
Subsidiaries country	Italy
Subsidiaries participation	Direct
Subsidiaries rate	100.00%	100.00%	100.00%
JBS Leather International (Leather International) [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Wet blue, semi-finished and finished leather production.
Subsidiaries operating units	7
Subsidiaries country	Argentina, Germany, China, Mexico, Uruguay and Vietnam.
Subsidiaries participation	Direct
Subsidiaries rate	100.00%	100.00%	100.00%
Seara Holding Europe B.V. (Seara Holding) [Member]
Schedule of Operations in Brazil as well as the Activities of its Subsidiaries [Line Items]
Subsidiaries activities	- Animal protein products trading, industrializing and commercialization of by-products derived from processing operations.
Subsidiaries operating units	14
Subsidiaries country	China, Netherlands, Saudi Arabia, South Africa, United Arab Emirates, United Kingdom and Singapore.
Subsidiaries participation	Indirect
Subsidiaries rate	100.00%	100.00%	100.00%